Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Goodwill

12 Goodwill

	2018	2017
	US$m	US$m
Net book value
At 1 January	1,037	951
Adjustment on currency translation	(125)	86
At 31 December	912	1,037
– cost	15,861	17,942
– accumulated impairment	(14,949)	(16,905)

At 1 January
– cost	17,942	17,144
– accumulated impairment	(16,905)	(16,193)

At 31 December, goodwill has been allocated as follows:
	2018	2017
	US$m	US$m
Net book value
Richards Bay Minerals	474	552
Pilbara	351	389
Dampier Salt	87	96
	912	1,037

Impairment tests for goodwill

Richards Bay Minerals

Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2018 (2017: no impairment charge). The recoverable amount has been assessed by reference to FVLCD, in line with the policy set out in note 1(i) and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.8% (2017: 8.7%) has been applied to the post-tax cash flows expressed in real terms.

The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	174
1% increase in the discount rate applied to post-tax cash flows	195
10% strengthening of the South African rand	328

Other assumptions include the long-term pig iron and zircon prices and operating costs. Future selling prices and operating costs have been estimated in line with the policy set out in note 1(i). The recoverable amount of the CGU exceeds the carrying value when each of these sensitivities are applied whilst keeping all other assumptions constant.

Pilbara

The annual impairment review of the Pilbara CGU has been assessed by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i) and is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, a post-tax discount rate of 6.8% (2017: 6.7%) has been applied to the post-tax cash flows expressed in real terms. The recoverable amount was determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining goodwill to be impaired.